VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cobalt International Energy, Inc. 7.750%, 12/1/23(1)(2)	$ 4,647	$ 67
Total Corporate Bonds and Notes (Identified Cost $1,844)		67

	Shares
Convertible Preferred Stocks—4.4%
Auto Components—0.3%
Aptiv plc Series A, 5.500%	25,820	4,988
Banks—0.6%
Bank of America Corp. Series L, 7.250%	2,170	3,108
Wells Fargo & Co. Series L, 7.500%	4,205	6,391
		9,499

Capital Markets—0.3%
KKR & Co., Inc. Series C, 6.000%	44,045	4,406
Commercial Services & Supplies—0.1%
GFL Environmental, Inc., 6.000%	25,365	2,393
Communications Equipment—0.2%
T-Mobile US, 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	3,845	4,024
Diversified Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(3)	1,585	2,715
Electric Utilities—0.5%
NextEra Energy, Inc., 5.279%	69,815	3,803
	Shares	Value

Electric Utilities—continued
NextEra Energy, Inc., 6.219%	85,730	$ 4,698
		8,501

Electronic Components—0.1%
II-VI, Inc. Series A, 6.000%	4,235	1,087
Healthcare Equipment & Supplies—0.9%
Boston Scientific Corp. Series A, 5.500%	40,275	4,714
Danaher Corp. Series B, 5.000%	5,875	9,757
		14,471

Life Sciences Tools & Services—0.2%
Avantor, Inc. Series A, 6.250%	31,225	3,865
Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	12,395	1,338
Media—0.0%
ViacomCBS, Inc. Series A, 5.750%	14,400	873
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	38,480	1,950
Professional Services—0.2%
Clarivate plc Series A, 5.250%	30,380	2,793
Semiconductors & Semiconductor Equipment—0.6%
Broadcom, Inc. Series A, 8.000%	5,840	9,796
Total Convertible Preferred Stocks (Identified Cost $59,445)		72,699

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Common Stocks—74.6%
Automobiles—0.4%
Ferrari NV	27,119	$ 6,432
Banks—4.0%
Bank of America Corp.	405,163	19,359
Citigroup, Inc.	128,786	8,907
First Republic Bank	31,476	6,809
JPMorgan Chase & Co.(4)	183,821	31,229
		66,304

Beverages—0.7%
Coca-Cola Co. (The)	83,578	4,711
Monster Beverage Corp.(5)	72,833	6,191
		10,902

Biotechnology—0.4%
Amgen, Inc.	33,982	7,033
Capital Markets—2.6%
Broadridge Financial Solutions, Inc.	30,622	5,463
Intercontinental Exchange, Inc.	59,063	8,178
Morgan Stanley	96,832	9,953
MSCI, Inc. Class A	18,832	12,521
Nasdaq, Inc.	32,615	6,845
		42,960

Chemicals—1.1%
Linde plc	32,049	10,230
Sherwin-Williams Co. (The)	26,367	8,348
		18,578

Commercial Services & Supplies—0.8%
Cintas Corp.	14,828	6,422
Waste Management, Inc.	39,624	6,349
		12,771

Consumer Finance—0.4%
American Express Co.	35,427	6,157
	Shares	Value

Distributors—1.0%
Pool Corp.	31,958	$ 16,464
Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	95,847	5,079
Electric Utilities—1.9%
NextEra Energy, Inc.(4)	362,478	30,930
Electrical Equipment—0.7%
AMETEK, Inc.	86,021	11,389
Entertainment—0.7%
Activision Blizzard, Inc.	153,631	12,012
Equity Real Estate Investment—6.7%
Alexandria Real Estate Equities, Inc.	24,725	5,047
American Tower Corp.	167,284	47,169
CoreSite Realty Corp.	45,414	6,470
Crown Castle International Corp.	69,359	12,505
CyrusOne, Inc.	71,696	5,881
Equinix, Inc.	14,376	12,034
Prologis, Inc.	70,622	10,237
Sun Communities, Inc.	60,118	11,782
		111,125

Food & Staples Retailing—1.2%
Costco Wholesale Corp.	26,743	13,145
Walmart, Inc.	41,092	6,140
		19,285

Food Products—0.7%
McCormick & Co., Inc.	144,856	11,622
Gas Utilities—1.3%
Atmos Energy Corp.	226,197	20,837
Healthcare Equipment & Supplies—1.7%
ResMed, Inc.	23,344	6,137
Stryker Corp.	36,880	9,813

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
West Pharmaceutical Services, Inc.	27,952	$ 12,016
		27,966

Healthcare Providers & Services—1.8%
Anthem, Inc.	15,786	6,869
Chemed Corp.	20,503	9,888
UnitedHealth Group, Inc.	26,560	12,230
		28,987

Healthcare Technology—0.6%
Veeva Systems, Inc. Class A(5)	30,114	9,546
Hotels, Restaurants & Leisure—2.9%
Chipotle Mexican Grill, Inc. Class A(5)	3,209	5,709
Domino’s Pizza, Inc.	25,742	12,587
McDonald’s Corp.	76,930	18,890
Starbucks Corp.	53,079	5,630
Wingstop, Inc.	33,079	5,705
		48,521

Household Products—1.0%
Church & Dwight Co., Inc.	145,046	12,671
WD-40 Co.	20,889	4,742
		17,413

Industrial Conglomerates—1.1%
Honeywell International, Inc.	26,313	5,753
Roper Technologies, Inc.	24,474	11,940
		17,693

Insurance—1.9%
Allstate Corp. (The)	63,969	7,911
Kinsale Capital Group, Inc.	68,375	12,796
Willis Towers Watson plc	44,320	10,738
		31,445

Interactive Media & Services—2.2%
Alphabet, Inc. Class A(5)	9,468	28,034
	Shares	Value

Interactive Media & Services—continued
Alphabet, Inc. Class C(5)	2,648	$ 7,852
		35,886

Internet & Direct Marketing Retail—2.2%
Amazon.com, Inc.(4)(5)	10,763	36,298
IT Services—2.9%
Jack Henry & Associates, Inc.	70,329	11,708
Mastercard, Inc. Class A	34,841	11,690
PayPal Holdings, Inc.(5)	52,623	12,240
Visa, Inc. Class A	54,322	11,504
		47,142

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	38,994	6,141
Thermo Fisher Scientific, Inc.(4)	20,171	12,770
		18,911

Machinery—0.3%
Toro Co. (The)	61,713	5,892
Media—0.5%
Cable One, Inc.	4,819	8,246
Multiline Retail—0.4%
Dollar General Corp.	28,480	6,309
Oil, Gas & Consumable Fuels—1.2%
LUKOIL PJSC Sponsored ADR	128,208	13,081
Marathon Petroleum Corp.	99,253	6,544
		19,625

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) Class A	18,178	5,896
Pharmaceuticals—2.7%
Johnson & Johnson(4)	69,014	11,241
Merck & Co., Inc.	241,659	21,278

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Shares	Value

Pharmaceuticals—continued
Zoetis, Inc. Class A	58,905	$ 12,735
		45,254

Professional Services—0.7%
TransUnion	103,142	11,891
Road & Rail—2.3%
Norfolk Southern Corp.	42,876	12,565
Union Pacific Corp.	103,151	24,901
		37,466

Semiconductors & Semiconductor Equipment—9.0%
Advanced Micro Devices, Inc.(5)	206,399	24,815
Broadcom, Inc.	47,433	25,219
KLA Corp.	36,301	13,532
Lam Research Corp.	21,770	12,269
NVIDIA Corp.	124,144	31,740
Teradyne, Inc.	200,914	27,774
Texas Instruments, Inc.	65,470	12,274
		147,623

Software—6.1%
Adobe, Inc. (5)	18,864	12,268
Cadence Design Systems, Inc.(5)	54,837	9,493
Intuit, Inc.	11,593	7,257
Microsoft Corp.(4)	163,068	54,076
salesforce.com, Inc.(5)	36,974	11,081
Synopsys, Inc.(5)	19,643	6,545
		100,720

Specialty Retail—2.9%
Best Buy Co., Inc.	81,027	9,905
Home Depot, Inc. (The)(4)	100,639	37,411
		47,316

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.(4)	259,649	38,895
Textiles, Apparel & Luxury Goods—0.7%
Lululemon Athletica, Inc.(5)	12,965	6,042
	Shares	Value

Textiles, Apparel & Luxury Goods—continued
NIKE, Inc. Class B(4)	37,451	$ 6,265
		12,307

Water Utilities—0.7%
American Water Works Co., Inc.(4)	67,302	11,723
Total Common Stocks (Identified Cost $926,708)		1,228,851

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(5)	876	7
Total Warrant (Identified Cost $—)		7

	Par Value
Convertible Bonds and Notes—18.4%
Airlines—0.4%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(3)	$ 2,425	2,329
Southwest Airlines Co. 1.250%, 5/1/25	3,030	4,253
		6,582

Auto Manufacturers—0.8%
Ford Motor Co. 144A 0.000%, 3/15/26(3)	3,275	3,874
NIO, Inc. 144A 0.000%, 2/1/26(3)	3,830	3,393
Tesla, Inc. 2.000%, 5/15/24	365	6,548
		13,815

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	1,830	2,148

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Banks—continued
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(3)	$ 1,875	$ 1,941
		4,089

Biotechnology—0.7%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(3)	2,320	2,070
Exact Sciences Corp.
0.375%, 3/15/27	1,620	1,832
0.375%, 3/1/28	605	647
Guardant Health, Inc. 144A 0.000%, 11/15/27(3)	2,055	2,263
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(3)	2,845	2,517
Insmed, Inc. 0.750%, 6/1/28	925	1,077
Livongo Health, Inc. 0.875%, 6/1/25	765	1,112
		11,518

Commercial Services—0.9%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(3)	440	404
Chegg, Inc.
0.125%, 3/15/25	160	210
0.000%, 9/1/26	3,560	3,324
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(3)	1,200	1,301
144A 0.500%, 8/1/27(3)	2,570	2,366
Square, Inc.
144A 0.000%, 5/1/26(3)	2,345	2,746
144A 0.250%, 11/1/27(3)	4,160	5,026
		15,377

Computers—0.5%
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,770	3,012
Pure Storage, Inc. 0.125%, 4/15/23	1,370	1,636
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 1,920	$ 4,142
		8,790

Diversified Financial Services—0.4%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(3)	3,220	3,819
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(3)	2,805	3,283
		7,102

Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(3)	1,655	1,791
144A 0.000%, 3/1/28(3)	2,485	2,786
Plug Power, Inc. 3.750%, 6/1/25	300	2,298
SolarEdge Technologies, Inc. 0.000%, 9/15/25	1,855	2,742
		9,617

Entertainment—0.5%
DraftKings, Inc. 144A 0.000%, 3/15/28(3)	3,600	3,139
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,520	1,851
Vail Resorts, Inc. 144A 0.000%, 1/1/26(3)	2,540	2,790
		7,780

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,255	2,510
Healthcare-Products—0.8%
Envista Holdings Corp. 2.375%, 6/1/25	1,190	2,321
Insulet Corp. 0.375%, 9/1/26	2,370	3,515

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Novocure Ltd. 144A 0.000%, 11/1/25(3)	$ 1,580	$ 1,609
Omnicell, Inc. 0.250%, 9/15/25	1,685	3,130
Repligen Corp. 0.375%, 7/15/24	695	1,759
		12,334

Healthcare-Services—0.3%
Anthem, Inc. 2.750%, 10/15/42	490	3,018
Oak Street Health, Inc. 144A 0.000%, 3/15/26(3)	2,675	2,497
		5,515

Internet—4.4%
Airbnb, Inc. 144A 0.000%, 3/15/26(3)	5,310	5,199
Booking Holdings, Inc. 0.750%, 5/1/25	1,415	2,099
Etsy, Inc.
0.125%, 9/1/27	3,120	4,612
144A 0.250%, 6/15/28(3)	2,995	3,826
Expedia Group, Inc. 144A 0.000%, 2/15/26(3)	3,635	3,924
Mandiant, Inc. 0.875%, 6/1/24	1,830	1,920
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(3)	3,420	6,213
Okta, Inc. 0.375%, 6/15/26	2,750	3,439
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(3)	1,055	1,464
Palo Alto Networks, Inc. 0.375%, 6/1/25	5,075	8,872
Sea Ltd. 0.250%, 9/15/26	3,790	3,980
Shopify, Inc. 0.125%, 11/1/25	2,270	2,880
	Par Value	Value

Internet—continued
Snap, Inc. 144A 0.000%, 5/1/27(3)	$ 5,545	$ 5,615
Spotify USA, Inc. 144A 0.000%, 3/15/26(3)	2,825	2,685
Twitter, Inc. 144A 0.000%, 3/15/26(3)	4,185	3,835
Uber Technologies, Inc. 144A 0.000%, 12/15/25(3)	3,920	3,771
Wayfair, Inc. 0.625%, 10/1/25	3,090	3,044
Wix.com Ltd. 0.000%, 8/15/25	2,060	1,919
Zendesk, Inc. 0.625%, 6/15/25	1,445	1,701
Zillow Group, Inc. 2.750%, 5/15/25	1,210	2,107
		73,105

Leisure Time—0.5%
NCL Corp., Ltd.
6.000%, 5/15/24	605	1,249
5.375%, 8/1/25	1,055	1,757
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	2,490	3,359
144A 2.875%, 11/15/23(3)	1,625	2,030
		8,395

Machinery-Diversified—0.1%
Middleby Corp. (The) 1.000%, 9/1/25	1,205	1,814
Media—0.8%
DISH Network Corp.
3.375%, 8/15/26	2,150	2,190
144A 0.000%, 12/15/25(3)	2,405	2,760
Liberty Broadband Corp. 144A 2.750%, 9/30/50(3)	1,480	1,540

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Media—continued
Liberty Media Corp.
1.375%, 10/15/23	$ 2,105	$ 3,043
144A 0.500%, 12/1/50(3)	2,740	3,491
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	285	434
		13,458

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(3)	1,505	1,573
Oil, Gas & Consumable Fuels—0.5%
EQT Corp. 1.750%, 5/1/26	2,025	3,165
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,555	4,515
		7,680

Pharmaceuticals—0.6%
Dexcom, Inc.
0.750%, 12/1/23	310	1,175
0.250%, 11/15/25	5,140	6,562
Jazz Investments I Ltd. 2.000%, 6/15/26	2,355	2,741
		10,478

Pipelines—0.3%
Cheniere Energy, Inc. 4.250%, 3/15/45	5,160	4,396
Real Estate—0.1%
Redfin Corp. 0.000%, 10/15/25	965	982
Retail—0.3%
Burlington Stores, Inc. 2.250%, 4/15/25	1,845	2,644
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	680	2,590
		5,234

	Par Value	Value

Semiconductors—0.6%
MACOM Technology Solutions Holdings, Inc. Class A 144A 0.250%, 3/15/26(3)	$ 865	$ 948
Microchip Technology, Inc. 0.125%, 11/15/24	7,081	7,913
Wolfspeed, Inc. 0.875%, 9/1/23	840	1,687
		10,548

Software—3.7%
Akamai Technologies, Inc.
0.125%, 5/1/25	2,355	2,884
0.375%, 9/1/27	595	653
Alteryx, Inc. 0.500%, 8/1/24	2,170	2,048
Avalara, Inc. 144A 0.250%, 8/1/26(3)	2,830	2,955
Bentley Systems, Inc.
144A 0.125%, 1/15/26(3)	1,995	2,264
144A 0.375%, 7/1/27(3)	860	870
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(3)	3,615	3,864
Blackline, Inc. 144A 0.000%, 3/15/26(3)	945	964
Cloudflare, Inc. 144A 0.000%, 8/15/26(3)	3,990	5,022
Coupa Software, Inc. 0.375%, 6/15/26	3,420	3,743
Datadog, Inc. 0.125%, 6/15/25	1,965	3,721
DocuSign, Inc. 144A 0.000%, 1/15/24(3)	2,325	2,448
Five9, Inc. 0.500%, 6/1/25	1,360	1,819
HubSpot, Inc. 0.375%, 6/1/25	1,325	3,815
MicroStrategy, Inc. 144A 0.000%, 2/15/27(3)	2,285	1,886
MongoDB, Inc. 0.250%, 1/15/26	1,785	4,485

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
Nutanix, Inc. 144A 0.250%, 10/1/27(3)	$ 1,560	$ 1,474
RingCentral, Inc.
0.000%, 3/1/25	2,665	2,733
0.000%, 3/15/26	630	613
Splunk, Inc.
0.500%, 9/15/23	815	1,017
1.125%, 6/15/27	3,620	3,781
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(3)	1,020	1,243
Workday, Inc. 0.250%, 10/1/22	2,250	4,441
Zynga, Inc.
0.250%, 6/1/24	600	680
144A 0.000%, 12/15/26(3)	890	855
		60,278

Total Convertible Bonds and Notes (Identified Cost $273,271)		302,970

Total Long-Term Investments—97.4% (Identified Cost $1,261,268)		1,604,594

	Shares
Short-Term Investment—3.4%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	55,703,909	55,704
Total Short-Term Investment (Identified Cost $55,704)		55,704

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.8% (Identified Cost $1,316,972)		1,660,298

Value

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $547)	$ (2,533)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.6% (Identified Cost $1,316,425)	$1,657,765
Other assets and liabilities, net—(0.6)%	(10,183)
NET ASSETS—100.0%	$1,647,582

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
NA	National Association
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities amounted to a value of $131,402 or 8.0% of net assets.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
Open Written Options Contracts as of October 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	307	$2,609	$85.00	11/19/21	$(23)
Adobe, Inc.	37	2,387	645.00	11/19/21	(61)
Advanced Micro Devices, Inc.	206	2,678	130.00	11/19/21	(26)
Advanced Micro Devices, Inc.	309	4,171	135.00	11/19/21	(21)
Alphabet, Inc.	10	3,100	3,100.00	11/19/21	(18)
Amazon.com, Inc.	16	5,760	3,600.00	11/19/21	(17)
Amazon.com, Inc.	16	6,080	3,800.00	11/19/21	(5)
American Express Co.	334	9,686	290.00	11/19/21	(65)
American Express Co.	167	5,177	310.00	11/19/21	(3)
Apple, Inc.	259	4,014	155.00	11/19/21	(28)
Apple, Inc.	389	6,418	165.00	11/19/21	(7)
Bank of America Corp.	1,000	5,000	50.00	11/19/21	(32)
Best Buy Co., Inc.	162	2,025	125.00	11/19/21	(32)
Broadcom, Inc.	71	3,763	530.00	11/19/21	(88)
Broadcom, Inc.	47	2,585	550.00	11/19/21	(21)
Cadence Design Systems, Inc.	109	1,908	175.00	11/19/21	(34)
Chipotle Mexican Grill, Inc.	6	1,212	2,020.00	11/19/21	(1)
Citigroup, Inc.	257	1,992	77.50	11/19/21	(2)
Ferrari NV	54	1,350	250.00	11/19/21	(14)
Home Depot, Inc. (The)	251	9,538	380.00	11/19/21	(118)
JPMorgan Chase & Co.	160	2,800	175.00	11/19/21	(19)
JPMorgan Chase & Co.	240	4,320	180.00	11/19/21	(9)
Lululemon Athletica, Inc.	32	1,440	450.00	11/19/21	(64)
Mastercard, Inc.	69	2,588	375.00	11/19/21	(3)
McDonald’s Corp.	119	3,094	260.00	11/19/21	(3)
Merck & Co., Inc.	604	5,134	85.00	11/19/21	(233)
Microsoft Corp.	160	5,280	330.00	11/19/21	(106)
Microsoft Corp.	160	5,440	340.00	11/19/21	(40)
Microsoft Corp.	160	5,360	335.00	12/17/21	(124)
Morgan Stanley	290	3,190	110.00	11/19/21	(9)
Nasdaq, Inc.	65	1,430	220.00	11/19/21	(6)
NextEra Energy, Inc.	724	6,335	87.50	11/19/21	(47)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
Open Written Options Contracts as of October 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Nike, Inc.	74	$1,258	$170.00	11/19/21	$(16)
Nvidia Corp.	124	2,976	240.00	11/19/21	(248)
Nvidia Corp.	248	6,324	255.00	11/19/21	(266)
Salesforce.com, Inc.	92	2,852	310.00	11/19/21	(25)
Starbucks Corp.	130	1,560	120.00	11/19/21	(2)
Synopsys, Inc.	39	1,326	340.00	11/19/21	(18)
Teradyne, Inc.	162	2,025	125.00	11/19/21	(223)
Teradyne, Inc.	324	4,212	130.00	11/19/21	(317)
Texas Instruments, Inc.	163	3,423	210.00	11/19/21	(2)
Thermo Fisher Scientific, Inc.	44	2,772	630.00	11/19/21	(60)
TransUnion	206	2,575	125.00	11/19/21	(5)
Veeva Systems, Inc.	45	1,530	340.00	11/19/21	(6)
Visa, Inc.	108	2,700	250.00	11/19/21	(2)
West Pharmaceutical Services, Inc.	69	3,105	450.00	11/19/21	(35)
Zoetis, Inc.	90	1,980	220.00	11/19/21	(29)
Total Written Options					$(2,533)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of October 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$67	$—	$—	$67
Convertible Bonds and Notes	302,970	—	302,970	—
Equity Securities:
Common Stocks	1,228,851	1,228,851	—	—
Convertible Preferred Stocks	72,699	65,960	6,739	—
Warrant	7	7	—	—
Money Market Mutual Fund	55,704	55,704	—	—
Total Investments, before Written Options	1,660,298	1,350,522	309,709	67
Liabilities:
Other Financial Instruments:
Written Options	(2,533)	(2,516)	(17)	—
Total Investments, Net of Written Options	$1,657,765	$1,348,006	$309,692	$67
Security held by the Fund with an end of period value of $67 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2021.
See Notes to Schedule of Investments

VIRTUS DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.